CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share		$ 0.000000430108
Common Stock, Shares Authorized		232,500,000,000
Common Stock, Shares, Outstanding	23,250,000	24,500,625
Common Stock, Value, Issued	$ 0	$ 0